Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Schedule Of Operating Leases [Line Items]
Weighted-average remaining lease term - operating leases in years	6 years 1 month 6 days
Operating lease extension period	5 years
Operating lease right of use asset	$ 583
Operating lease liabilities	574
Operating lease cost	$ 71
Minimum [Member]
Schedule Of Operating Leases [Line Items]
Weighted-average remaining lease term - operating leases in years	7 years
Maximum [Member]
Schedule Of Operating Leases [Line Items]
Weighted-average remaining lease term - operating leases in years	8 years